Warrants	12 Months Ended
Oct. 31, 2024
Warrants [Abstract]
Warrants [Text Block]

14. Warrants

The following summarizes the broker warrants acitivty for the year ended October 31, 2024:

	Number of	Grant date Fair	Weighted average
	warrants	value	exercise price
Outstanding at October 31, 2022 and 2023	-	$-	$-
Broker warrants issued (note 13 (b), (i, iv))	247,000	3,909	0.04
Outstanding at October 31, 2024	247,000	$3,909	$0.04

The Company uses the Black-Scholes pricing model to estimate fair value. Expected volatility has been based on an evaluation of the historical volatility of the Company's share price. The risk-free interest rate for the life of the warrants was based on the yield available on government benchmark bonds with an approximate equivalent remaining term at the time of issue. The life of the warrant is based on the contractual term.

At Grant Date	July 18, 2024	December 22, 2023
Share price	$0.01	$0.07
	($0.02 CAD)	($0.095 CAD)

Exercise price	$0.04	$0.07
	($0.05 CAD)	($0.095 CAD)

Volatility factor (based on historical volatility)	153%	146%
Risk free interest rate	3.83%	4.02%
Expected life (in years) of warrant	3	2
Expected dividend yield	0%	0%

The following table summarizes the warrants outstanding and exercisable as at October 31, 2024:

Expiry date	Number if warrants	Exercise price	Remaining contractual life
December 22,2025	63,000	$0.07 ($0.095 CAD)	1.14
July 18, 2027	184,000	$0.04 ($0.05 CAD)	2.71
	247,000